Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of property and equipment, Net [Abstract]
Total	$ 6,131,423	$ 6,183,049	$ 131,845
Accumulated depreciation	(342,390)	(249,109)	(14,447)
Property and equipment, net	5,789,033	5,933,940	117,398
Office equipment [Member]
Schedule of property and equipment, Net [Abstract]
Total	115,462	167,088	131,389
Furniture and fixtures [Member]
Schedule of property and equipment, Net [Abstract]
Total	456	456	456
Aircraft [Member]
Schedule of property and equipment, Net [Abstract]
Total	$ 6,015,505	$ 6,015,505